Property and Equipment, net (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Equipment, Gross		$ 1,218,736	$ 107,549
Less: Accumulated Depreciation		(31,034)	(104,300)
Property, Equipment, Net	$ 1,419,584	1,187,702	3,249
Furniture and Equipment [Member]
Property, Equipment, Gross		47,960	107,549
Machinery and Equipment [Member]
Property, Equipment, Gross		938,047	0
Construction in Progress [Member]
Property, Equipment, Gross		$ 1,218,736	$ 0